UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6718
DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2007 (Unaudited)

	Principal
Bonds and Notes--99.0%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
0.88%, 4/15/10	442,484 a	428,663
1.63%, 1/15/15	602,041 a	579,380
1.88%, 7/15/13	720,070 a	712,316
2.00%, 1/15/14	407,422 a	404,185
2.00%, 7/15/14	415,569 a	412,427
2.00%, 1/15/26	316,762 a	301,175
2.38%, 1/15/25	250,421 a	252,109
3.00%, 7/15/12	441,328 a,b	463,373
3.50%, 1/15/11	586,848 a	619,878
3.63%, 4/15/28	374,872 a	456,197
3.88%, 4/15/29	368,823 a,b	468,113
Total Bonds and Notes
(cost $4,987,115)		5,097,816

Investment of Cash Collateral for
Securities Loaned--10.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $519,375)	519,375 [c]	519,375

Total Investments (cost $5,506,490)	109.1%	5,617,191
Liabilities, Less Cash and Receivables	(9.1%)	(468,479)
Net Assets	100.0%	5,148,712

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund's securities on loan is $513,526 and the total market value of the collateral held by the fund is $519,375.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--130.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	440,000	477,950
Agricultural--.3%
Philip Morris,
Debs.	7.75	1/15/27	1,495,000 a	1,793,528
Asset-Backed Ctfs./Auto Receivables--1.6%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	900,000 b	890,982
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	500,000 b	499,958
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 b	1,069,738
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,000,000	995,303
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,405,000	1,397,087
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	700,000 b	720,099
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	350,986	351,136
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	495,000	496,510
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	112,830	110,974
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	108,933	107,618
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,065,000	2,049,678
				8,689,083
Asset-Backed Ctfs./Credit Cards--8.7%
American Express Credit Account
Master Trust, Ser. 2004-5,
Cl. B	5.57	4/16/12	900,000 c	901,074
Bank of America Credit Card Trust,
Ser. 2006-B3, Cl. B3	5.40	1/17/12	2,490,000 c	2,492,627
Bank of America Credit Card Trust,
Ser. 2007-B1, Cl. B1	5.40	6/15/12	13,850,000 c	13,832,146
Chase Issuance Trust,
Ser. 2005-B1, Cl. B1	5.46	12/15/10	9,430,000 c	9,443,002
Chase Issuance Trust,
Ser. 2006-B1, Cl. B1	5.47	4/15/13	3,230,000 c	3,235,347
Citibank Credit Card Issuance
Trust, Ser. 2003-A9, Cl. A9	5.44	11/22/10	1,590,000 c	1,592,666
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.54	1/9/12	10,235,000 c	10,236,143
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	5,268,000	5,613,803
				47,346,808
Asset-Backed Ctfs./Home Equity Loans--8.9%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,795,000 c	1,754,237
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	392,638 c	392,897

Citicorp Residential Mortgage
Securities, Ser. 2006-2,
Cl. A1A	5.87	9/25/36	568,822 c	568,196
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	1,287,095 c	1,286,457
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	1,700,000 c	1,661,784
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	265,732 c	267,951
Countrywide Asset-Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.45	7/25/36	681,552 c	682,005
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	1,520,000 c	1,529,567
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	144,059 c	144,146
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	918,991 c	915,580
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	2,455,000 c	2,431,886
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	401,934 c	400,762
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB2,
Cl. A2A	5.89	2/25/37	3,600,323 c	3,600,003
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	73,449 c	73,500
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	1,360,000 c	1,340,133
Home Equity Asset Trust,
Ser. 2005-8, Cl. M5	5.93	2/25/36	1,795,000 c	1,751,818
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	982,842 c	985,153
Home Equity Mortgage Trust,
Ser. 2006-4, Cl. A1	5.67	11/25/36	915,565 c	917,741
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	957,315 c	957,589
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	153,660 c	153,757
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	706,688 c	706,861
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	740,000 c	745,648
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	3,800,000 c	3,800,306
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	1,675,503 c	1,668,351
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2006-2,
Cl. A2A	5.40	1/25/37	2,438,975 c	2,440,087
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	1,525,000 c	1,526,423
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AV1	5.39	1/25/37	878,472 c	878,884
Renaissance Home Equity Loan

Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	2,450,000 c	2,449,218
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF1	5.92	11/25/36	925,625 c	924,139
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,230,000	1,179,499
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	1,585,000 c	1,593,858
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.87	2/25/35	490,000 c	493,077
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	798,500	759,239
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	1,610,000 c	1,610,389
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.76	10/25/35	625,000 c	625,670
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	1,805,000 c	1,806,109
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.79	10/25/35	450,000 c	441,621
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	308,609 c	308,789
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	1,771,851 c	1,762,492
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,120,000 c	1,114,999
				48,650,821
Asset-Backed Ctfs./Manufactured Housing--.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,408,385	1,455,137
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,375,000	1,373,906
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	745,000	748,184
				3,577,227
Automobile Manufacturers--1.4%
Daimler Chrysler N.A. Holding,
Gtd. Notes	5.69	3/13/09	2,580,000 c	2,586,045
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	800,000	793,071
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.77	3/13/09	1,375,000 c	1,379,903
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.89	10/31/08	2,725,000 c	2,739,881
				7,498,900
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	295,000 b,c	299,425
Banks--6.1%
Capital One Financial,
Sr. Unsub. Notes	5.62	9/10/09	5,275,000 c	5,291,542
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,220,000	1,287,100
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	2,185,000 b,c	2,123,525
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,105,000	1,147,106
Colonial Bank,
Sub. Notes	8.00	3/15/09	385,000	402,006
Glitnir Banki,

Unscd. Bonds	7.45	9/14/49	1,470,000 b,c	1,589,874
ICICI Bank,
Bonds	5.90	1/12/10	710,000 b,c	713,260
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	2,370,000 b,c	2,306,354
Islandsbanki,
Notes	5.52	10/15/08	775,000 b,c	774,124
Landsbanki Islands,
Sr. Notes	6.06	8/25/09	2,450,000 b,c	2,478,082
Popular North America,
Notes	5.69	12/12/07	1,315,000 c	1,317,805
Sovereign Bancorp,
Sr. Unscd. Notes	5.58	3/23/10	2,105,000 c	2,105,893
Sovereign Bancorp,
Sr. Notes	5.64	3/1/09	2,145,000 c	2,152,027
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	345,000 c	350,994
USB Capital IX,
Gtd. Notes	6.19	4/15/49	4,890,000 a,c	5,025,394
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	1,695,000	1,839,299
Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	2,350,000 c	2,351,718
				33,256,103
Building & Construction--.9%
American Standard,
Gtd. Notes	7.38	2/1/08	1,530,000	1,546,955
Centex,
Notes	4.75	1/15/08	725,000	722,783
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,365,000	1,332,515
Masco,
Sr. Unscd. Notes	5.66	3/12/10	1,390,000 c	1,393,631
				4,995,884
Chemicals--.4%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	540,000	572,400
Lubrizol,
Debs.	6.50	10/1/34	690,000 a	693,915
RPM International,
Sr. Notes	4.45	10/15/09	1,140,000	1,118,027
				2,384,342
Commercial & Professional Services--.3%
ERAC USA Finance,
Notes	5.61	4/30/09	700,000 b,c	702,030
ERAC USA Finance,
Notes	7.95	12/15/09	760,000 b	808,820
				1,510,850
Commercial Mortgage Pass-Through Ctfs.--4.2%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	1,840,351 b,c	1,840,351
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	783,093 b,c	783,705
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	1,690,721 b,c	1,694,684
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	451,187 b,c	451,619
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	584,347 b,c	584,986
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	456,886 b,c	452,318

Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2		6.52	4/25/34	236,171 b,c	240,747
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3		8.02	7/25/36	247,154 b,c	247,151
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3		8.32	11/25/35	419,534 b,c	426,139
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2		4.25	7/11/42	1,125,000	1,101,690
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2		4.56	2/13/42	1,365,000 c	1,345,562
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A		6.13	2/15/17	1,460,000 b	1,515,519
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1		5.51	5/15/23	2,285,000 b,c	2,286,886
Crown Castle Towers,
Ser. 2005-1A, Cl. D		5.61	6/15/35	1,290,000 b	1,291,006
Crown Castle Towers,
Ser. 2006-1A, Cl. D		5.77	11/15/36	745,000 b	745,004
Global Signal Trust,
Ser. 2006-1, Cl. D		6.05	2/15/36	1,650,000 b	1,659,901
Global Signal Trust,
Ser. 2006-1, Cl. E		6.50	2/15/36	400,000 b	392,624
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2		4.22	4/10/40	1,075,000	1,054,909
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E		7.27	3/15/30	300,000 c	303,482
SBA CMBS Trust,
Ser. 2006-1A, Cl. D		5.85	11/15/36	695,000 b	697,208
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A		3.83	1/25/35	3,858,383 b	3,747,169
					22,862,660
Diversified Financial Services--8.9%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	2,330,000 c	2,532,999
Amvescap,
Gtd. Notes		5.63	4/17/12	2,780,000	2,799,326
Bear Stearns,
Notes		5.45	2/23/10	3,825,000 c	3,826,867
CIT Group,
Sr. Notes		5.51	8/15/08	2,035,000 c	2,036,223
Countrywide Home Loans,
Notes		4.13	9/15/09	1,445,000	1,407,485
FCE Bank,
Notes	EUR	4.91	9/30/09	1,000,000 c,d	1,339,449
Ford Motor Credit,
Notes		5.63	10/1/08	2,285,000	2,249,857
Ford Motor Credit,
Unscd. Notes		6.18	9/28/07	2,470,000 c	2,469,995
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	1,175,000 b,c	1,233,401
Glencore Funding,
Gtd. Notes		6.00	4/15/14	1,280,000 b	1,279,996
HSBC Finance,
Sr. Notes		5.70	9/14/12	3,060,000 c	3,073,984
Jefferies Group,

Sr. Unscd. Notes	7.75	3/15/12	805,000	879,772
John Deere Capital,
Notes	5.40	9/1/09	770,000 c	770,498
Kaupthing Bank,
Sr. Notes	6.06	1/15/10	2,295,000 b,c	2,316,080
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,100,000	1,108,250
MBNA Capital,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	905,000	946,512
Merrill Lynch,
Notes, Ser. C	5.58	2/5/10	755,000 c	757,944
Residential Capital,
Gtd. Notes	6.38	6/30/10	1,230,000	1,234,160
Residential Capital,
Gtd. Notes	6.66	11/21/08	1,700,000 c	1,704,318
Residential Capital,
Gtd. Notes	7.19	4/17/09	2,390,000 a,b,c	2,380,050
SB Treasury,
Bonds	9.40	12/29/49	2,390,000 b,c	2,495,268
SLM,
Unscd. Notes, Ser. A	5.50	7/27/09	2,740,000 c	2,693,836
St. George Funding,
Bonds	8.49	12/29/49	3,920,000 b,c	4,096,604
Tokai Preferred Capital,
Bonds	9.98	12/29/49	2,240,000 b,c	2,352,773
Windsor Financing,
Gtd. Notes	5.88	7/15/17	595,235 b	598,304
				48,583,951
Diversified Metals & Mining--.4%
Falconbridge,
Bonds	5.38	6/1/15	265,000	263,276
Noranda,
Notes	6.00	10/15/15	1,655,000	1,715,360
				1,978,636
Electric Utilities--4.1%
AES,
Sr. Notes	9.38	9/15/10	395,000	435,488
American Electric Power,
Sr. Notes	4.71	8/16/07	1,020,000 c	1,017,790
Cinergy,
Debs.	6.53	12/16/08	1,015,000	1,033,676
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	2,265,000	2,267,211
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.54	11/14/08	1,335,000 c	1,336,613
Dominion Resources,
Sr. Notes, Ser. D	5.65	9/28/07	2,765,000 c	2,766,153
FirstEnergy,
Unsub. Notes, Ser. B	6.45	11/15/11	2,580,000	2,708,595
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,010,000	1,062,231
NiSource Finance,
Gtd. Notes	5.93	11/23/09	1,675,000 c	1,678,007
Ohio Power Company,
Unscd. Notes	5.53	4/5/10	1,400,000 c	1,401,953
TXU Electric Delivery,
Bonds	5.73	9/16/08	4,440,000 b,c	4,441,527
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	2,335,000	2,309,327
				22,458,571
Environmental Control--.8%

Allied Waste North America,
Scd. Notes, Ser. B		5.75	2/15/11	475,000	469,062
Allied Waste North America,
Scd. Notes		6.38	4/15/11	445,000	448,338
Oakmont Asset Trust,
Notes		4.51	12/22/08	1,265,000 b	1,242,093
USA Waste Services,
Sr. Unscd. Notes		7.00	7/15/28	1,000,000	1,042,251
Waste Management,
Sr. Unsub. Notes		6.50	11/15/08	950,000	966,426
					4,168,170
Food & Beverages--.9%
H.J. Heinz,
Notes		6.43	12/1/20	1,625,000 b	1,650,591
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	930,000	915,511
Stater Brothers Holdings,
Sr. Notes		7.75	4/15/15	260,000 a,b	268,450
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	1,100,000	1,138,500
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	800,000 c	838,000
					4,811,052
Foreign/Governmental--3.7%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.17	6/16/08	2,080,000 c	2,067,000
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	10,550,000 a,d	6,164,103
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	25,645,000 d	2,466,908
Republic of Argentina,
Bonds		5.48	8/3/12	7,430,000 c	5,407,183
Russian Federation,
Unsub. Bonds		8.25	3/31/10	3,890,107 b	4,074,888
					20,180,082
Health Care--1.7%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	1,528,000	1,526,195
HCA,
Sr. Unscd. Notes		7.88	2/1/11	1,140,000	1,175,648
HCA,
Sr. Unscd. Notes		8.75	9/1/10	750,000	795,938
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	3,276,000	3,549,667
Tenet Healthcare,
Sr. Notes		6.38	12/1/11	1,205,000	1,138,725
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	925,000	904,288
					9,090,461
Lodging & Entertainment--.7%
Cinemark,
Sr. Discount Notes		9.75	3/15/14	200,000 e	185,000
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	1,020,000	1,021,305
MGM Mirage,
Gtd. Notes		8.50	9/15/10	1,575,000	1,697,063
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes		6.13	2/15/13	1,000,000	985,000
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	155,000	155,388

				4,043,756
Machinery--.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	650,000	685,750
Terex,
Gtd. Notes	7.38	1/15/14	1,110,000	1,165,500
				1,851,250
Manufacturing--.1%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	530,000	630,299
Media--1.9%
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	1,700,000	1,636,795
Comcast,
Gtd. Notes	5.66	7/14/09	4,385,000 c	4,393,958
Cox Communications,
Notes	7.13	10/1/12	575,000	621,668
Time Warner,
Gtd. Notes	5.59	11/13/09	2,725,000 c	2,731,377
Viacom,
Gtd. Notes	5.63	5/1/07	1,000,000	1,000,000
				10,383,798
Oil & Gas--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	5.75	9/15/09	5,250,000 c	5,264,799
BJ Services,
Sr. Unscd. Notes	5.53	6/1/08	4,850,000 c	4,854,952
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.00	10/15/07	4,000,000	3,974,772
Sempra Energy,
Sr. Notes	4.62	5/17/07	995,000	994,650
				15,089,173
Packaging & Containers--.4%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	815,000	851,675
Sealed Air,
Bonds	6.88	7/15/33	1,290,000 b	1,296,072
				2,147,747
Paper & Forest Products--.4%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,095,000 b	1,101,692
Temple-Inland,
Gtd. Notes	6.63	1/15/18	1,100,000	1,156,318
				2,258,010
Property & Casualty Insurance--2.2%
Allmerica Financial,
Debs.	7.63	10/15/25	760,000 a	822,926
Assurant,
Sr. Notes	6.75	2/15/34	645,000	694,086
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	2,375,000	2,379,552
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	875,000	878,434
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	1,950,000	1,959,551
Leucadia National,
Sr. Notes	7.13	3/15/17	3,465,000 b	3,465,000
Nippon Life Insurance,
Notes	4.88	8/9/10	1,350,000 a,b	1,331,261
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	735,000	739,001

				12,269,811
Real Estate Investment Trusts--4.1%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,000,000	973,366
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	180,000 a	177,285
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.63	8/15/14	340,000	343,796
Boston Properties,
Sr. Notes	5.63	4/15/15	810,000	820,022
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,100,000	1,124,044
Duke Realty,
Notes	3.50	11/1/07	925,000	916,021
Duke Realty,
Sr. Notes	5.25	1/15/10	1,190,000	1,191,114
Duke Realty,
Sr. Unscd. Notes	5.63	8/15/11	350,000	354,802
ERP Operating,
Notes	4.75	6/15/09	560,000	553,935
ERP Operating,
Notes	5.13	3/15/16	825,000	807,489
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	650,000	649,535
Federal Realty Investment Trust,
Notes	6.00	7/15/12	570,000	586,483
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	2,820,000	2,722,496
Host Hotels & Resorts,
Scd. Notes	6.88	11/1/14	215,000	221,181
HRPT Properties Trust,
Sr. Unscd. Notes	5.95	3/16/11	2,700,000 c	2,702,797
Istar Financial,
Sr. Unscd. Notes	5.69	3/9/10	2,935,000 c	2,938,874
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	1,600,000	1,587,157
Mack-Cali Realty,
Notes	5.25	1/15/12	580,000	575,995
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,450,000 a	1,416,237
Simon Property Group,
Notes	4.60	6/15/10	1,098,000	1,080,916
Simon Property Group,
Notes	4.88	8/15/10	850,000	843,171
				22,586,716
Residential Mortgage Pass-Through Ctfs.--6.2%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	828,835 b,c	828,157
Banc of America Mortgage
Securities, Ser. 2001-4,
Cl. 2B3	6.75	4/20/31	191,665	191,962
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.96	4/25/36	404,451 b,c	404,451
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	417,933 b,c	417,933
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	538,667 c	538,536
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	1,200,000 c	1,213,219
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	360,993 c	358,779

Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. A1A	5.44	9/25/37	968,734 c	969,425
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	238,478 b	212,779
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.51	1/25/36	1,016,275 c	1,012,480
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	6,113,441	6,173,819
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	1,361,573 c	1,353,709
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	1,094,972 c	1,042,162
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	725,857 c	727,734
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	399,652 c	401,466
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.17	9/25/36	1,268,503 c	1,284,119
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	890,000 c	900,261
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.49	2/25/35	780,845 c	761,382
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	695,000 c	700,554
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	1,725,000 c	1,689,768
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,195,000 c	1,177,481
Soundview Home Equity Loan Trust,
Ser. 2007-NS1, Cl. A1	5.44	1/25/37	821,718 c	822,228
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	5.40	10/25/37	859,848 c	859,693
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,325,000 c	3,282,509
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	4,551,968 c	4,495,361
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	1,800,000	1,786,767
				33,606,734
Retail--.5%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	465,000	474,219
Home Depot,
Sr. Unscd. Notes	5.48	12/16/09	815,000 c	816,475
May Department Stores,
Unscd. Notes	3.95	7/15/07	500,000	498,178
May Department Stores,
Gtd. Notes	5.95	11/1/08	760,000	767,417
Saks,
Gtd. Notes	8.25	11/15/08	429	448
				2,556,737
State/Territory Gen Oblg--2.0%
Michigan Tobacco Settlement
Finance Authority, Tobacco

Settlement Asset-Backed Bonds		7.31	6/1/34	4,525,000	4,685,230
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.43	6/1/34	1,050,000 c	1,049,906
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds		6.00	6/1/27	1,870,000	1,863,081
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	3,360,000	3,365,174
					10,963,391
Telecommunications--4.8%
America Movil,
Gtd. Notes		5.45	6/27/08	455,000 b,c	455,569
AT & T,
Sr. Notes		5.45	5/15/08	2,700,000 c	2,702,656
AT & T,
Notes		5.46	2/5/10	2,390,000 c	2,393,518
France Telecom,
Unsub. Notes		7.75	3/1/11	1,280,000 c	1,395,494
Intelsat,
Sr. Unscd. Notes		5.25	11/1/08	1,540,000	1,518,825
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	1,075,000	1,235,799
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	1,035,000	1,020,332
Nextel Partners,
Gtd. Notes		8.13	7/1/11	1,470,000	1,533,899
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	435,000 b,d	653,296
Qwest,
Bank Note, Ser. B		6.95	6/30/10	464,000 c	477,920
Qwest,
Bank Note, Ser. B		6.95	6/30/10	1,858,000 c	1,913,740
Qwest,
Sr. Notes		7.88	9/1/11	710,000	759,700
Sprint Capital,
Gtd. Notes		8.75	3/15/32	985,000	1,165,682
Telefonica Emisiones,
Gtd. Notes		5.65	6/19/09	2,330,000 c	2,339,623
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	2,425,000	2,492,776
Time Warner Cable,
Sr. Unscd. Notes		5.85	5/1/17	2,790,000 b	2,812,030
Windstream,
Gtd. Notes		8.13	8/1/13	1,435,000	1,564,150
					26,435,009
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	990,000	1,005,440
Transportation--.3%
Ryder System,
Notes		3.50	3/15/09	1,435,000	1,386,253
U.S. Government Agencies--2.1%
Federal Home Loan Mortgage Corp		5.50	5/15/14	11,400,000 f	11,417,784
U.S. Government Agencies/Mortgage-Backed--24.4%
Federal Home Loan Mortgage Corp
6.50%, 10/1/31 - 3/1/32				93,998	96,926
Federal National Mortgage Association:
5.00%				22,325,000 f	22,010,887
5.50%				17,745,000 f	17,550,870

6.00%	24,800,000 f	25,203,000
5.00%, 5/1/18	1,153,107	1,140,008
5.50%, 8/1/34 - 9/1/34	8,916,010	8,837,574
6.50%, 11/1/10	496	504
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	3,370,391	3,365,470
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	339,003	329,115
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,297,918	1,275,461
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,431,037	1,399,747
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,353,023	1,325,618
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,810,276	1,767,300
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,648,062	1,618,908
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,263,667	1,244,606
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	1,311,231	1,292,362
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,420,000	3,368,597
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,800,000	4,823,445
Government National Mortgage Association II:
5.50%, 7/20/30	76,348 c	77,382
6.50%, 2/20/31 - 7/20/31	296,569	306,000
7.00%, 11/20/29	816	854
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	5,039,242	4,726,919
Federal National Mortgage Association
6.00%, 5/15/32	31,615,000 f	31,861,913
		133,623,466
U.S. Government Securities--22.6%
U.S. Treasury Bonds
4.75%, 2/15/37	4,711,000 g	4,661,685
U.S. Treasury Notes:
4.25%, 1/15/11	39,605,000 a	39,275,486
4.50%, 4/30/12	34,450,000 g	34,436,564
4.63%, 2/15/17	45,600,000 g	45,592,886
		123,966,621
Total Bonds and Notes
(cost $708,991,370)		710,836,499

Preferred Stocks--.7%	Shares	Value ($)

Banks--.1%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	15,500	764,925
Diversified Financial Services--.5%
AES Trust VII,
Conv., Cum. $3.00	44,450	2,250,281
Financial--.1%
Ford Motor Capital Trust II,
Conv., Cum. $3.25	21,750	778,650

Total Preferred Stocks
(cost $3,770,205)			3,793,856
		Face Amount
		Covered by
Options--.9%		Contracts ($)	Value ($)

Call Options--.9%
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4		49,400,000	80,496
3-Month USD Libor-BBA, Swaption
		73,490,000	3,279,271
3-Month USD Libor-BBA,Swaption
		33,910,000	1,509,538
Dow Jones CDX.IG8,
September 2007 @ .400		107,160,000	234,347
Dow Jones CDX.X07,
June 2007 @ 145		9,950,000	40,139
			5,143,791
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75		94,745,000	1
Total Options
(cost $5,258,565)			5,143,792
		Principal
Short-Term Investments--1.6%		Amount ($)	Value ($)

Commerical Paper--1.0%
Cox Enterprises,
5.60%, 8/15/07		5,450,000 b,c	5,450,000
Corporate Notes--.5%
Egyptian Treasury Bills,
8.29%, 6/26/07	EGP	5,900,000 b,d,h	1,025,801
Egyptian Treasury Bills,
8.29%, 6/26/07	EGP	8,991,600 b,d,h	1,563,321
			2,589,122
U.S. Treasury Bills--.1%
4.97%, 6/7/07		650,000 i	646,861
Total Short-Term Investments
(cost $8,677,660)			8,685,983

Other Investment--1.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,106,000)		7,106,000 [j]	7,106,000

Investment of Cash Collateral for
Securities Loaned--9.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $52,477,581)		52,477,581 [j]	52,477,581

Total Investments (cost $786,281,381)		144.3%	788,043,711
Liabilities, Less Cash and Receivables		(44.3%)	(241,960,929)
Net Assets		100.0%	546,082,782

a	All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund's securities on loan is $51,330,171 and the total market value of the collateral held by the fund is $52,477,581.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $83,480,675 or 15.3% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EGP--Egyptian Pound
EUR--Euro
MXN--Mexican Peso
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Purchased on a forward commitment basis.
g	Purchased on a delayed delivery basis.
h	Credit Linked Notes.
i	All or partially held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
April 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	762	80,641,035	June 2007	25,551
Financial Futures Short
U.S. Treasury 2 Year Notes	112	(22,928,501)	June 2007	(40,251)
				(14,700)

STATEMENT OF OPTIONS WRITTEN
April 30, 2007 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.IG8,
September 2007 @ .349
(Premium received $225,036)	214,320,000	(224,950)

STATEMENT OF INVESTMENTS
Dreyfus Premier Short Term Income Fund
April 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--103.6%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	250,000	250,000
Aluminum--.2%
Alcan,
Notes	6.13	12/15/33	575,000	568,258
Asset-Backed Ctfs./Auto Receivables--2.7%
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	483,317
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,491,552
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,880,906
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000	1,424,331
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,481,450
				7,761,556
Asset-Backed Ctfs./Credit Cards--1.8%
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.61	6/15/14	2,830,000 a	2,828,784
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.54	1/9/12	2,500,000 a	2,500,279
				5,329,063
Asset-Backed Ctfs./Home Equity Loans--4.8%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,225,000 a	1,209,591
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,985,000 a	1,939,923
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	2,353,546 a	2,352,379
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	644,198 a	649,577
Countrywide Asset Backed
Certificates, Ser. 2006-15,
Cl. A6	5.83	10/25/46	1,155,000 a	1,158,640
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	615,000	613,018
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	945,000 a	950,948
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	553,701 a	551,777
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	202,881 a	202,289
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	235,000 a	236,794
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	1,104,149 a	1,099,436
Residential Asset Mortgage

Products, Ser. 2003-RS9,
Cl. MI1		5.80	10/25/33	733,205 a	728,945
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3		5.75	9/25/33	276,404	262,814
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2		5.00	3/25/36	275,000 a	274,409
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2		5.09	9/25/35	600,000	595,952
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4		6.26	2/25/36	613,000 a	600,818
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3		5.83	5/25/35	525,000 a	520,910
					13,948,220
Asset-Backed Ctfs./Manufactured Housing--.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1		9.25	3/15/20	637,759	658,930
Automobile Manufacturers--.4%
DaimlerChrysler N.A. Holding,
Gtd. Notes		4.05	6/4/08	960,000	946,852
DaimlerChrysler N.A. Holding,
Notes		4.88	6/15/10	285,000	282,532
					1,229,384
Banks--11.5%
Bank of Scotland,
Bonds		7.00	11/29/49	550,000 a,b	554,144
Charter One Bank N.A.,
Sr. Notes		5.50	4/26/11	1,435,000	1,458,355
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	590,000	622,450
Colonial Bank,
Sub. Notes		6.38	12/1/15	1,000,000	1,038,105
Colonial Bank,
Sub. Notes		8.00	3/15/09	305,000	318,472
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.75	6/21/10	1,010,000,000 c	8,649,359
Fleet National Bank,
Sub. Notes		5.75	1/15/09	2,000,000	2,020,390
Glitnir Banki,
Unscd. Bonds		7.45	9/14/49	860,000 a,b	930,130
ICICI Bank,
Bonds		5.90	1/12/10	400,000 a,b	401,837
Landsbanki Islands,
Notes		6.10	8/25/11	865,000 b	890,910
Marshall & Ilsley,
Unsub. Notes		4.38	8/1/09	4,200,000	4,156,211
Merrill Lynch,
Sr. Unscd. Notes, Ser. 1		5.45	3/23/10	2,920,000 a	2,922,412
Northern Trust,
Sr. Unscd. Notes		5.30	8/29/11	575,000	581,846
Shinsei Finance Cayman,
Jr. Sub. Bonds		6.42	1/29/49	810,000 a,b	820,586
Sovereign Bancorp,
Sr. Notes		4.80	9/1/10	1,075,000 a	1,059,010
Suntrust Capital II,
Bonds		7.90	6/15/27	2,270,000	2,361,165
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	625,000 a	635,859
USB Capital IX,

Gtd. Notes	6.19	4/15/49	1,335,000 a	1,371,963
Wachovia Bank,
Sub. Notes	5.00	8/15/15	1,560,000 d	1,523,212
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	629,377
				32,945,793
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	5.66	3/12/10	390,000 a	391,019
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	200,000 b	204,194
				595,213
Chemicals--1.7%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	400,000	424,000
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	1,535,000	1,512,488
Lubrizol,
Sr. Notes	4.63	10/1/09	2,945,000	2,905,575
				4,842,063
Commercial Mortgage Pass-Through Ctfs.--10.3%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,865,942	1,850,293
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,532,860	1,527,800
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.59	4/25/36	228,892 a,b	228,749
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	477,314 a,b	477,687
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	289,066 a,b	289,342
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	389,565 a,b	389,991
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	658,792 a,b	671,556
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	7.72	1/25/36	621,011 a,b	608,590
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	230,744 a,b	234,377
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A2	5.13	10/12/42	2,400,000 a	2,398,403
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB	5.17	12/11/38	1,615,000	1,603,379
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	375,000 a	384,529
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,325,000 b	2,413,412
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	575,000 b	575,215
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 b	460,814
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 b	1,040,599
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 b	565,441
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 b	663,960
Global Signal Trust,

Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 b	377,901
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	1,450,000	1,460,767
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,900,616	1,893,015
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	750,000 a	775,957
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	1,100,000	1,094,658
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000 a	351,626
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,147,627
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	1,575,000	1,610,548
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 b	1,700,712
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	2,946,696 b	2,861,760
				29,658,708
Diversified Financial Services--11.3%
American Express,
Sub. Debs.	6.80	9/1/66	335,000 a	358,463
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	424,000 a,d	460,941
Amvescap,
Gtd. Notes	5.38	2/27/13	725,000	717,881
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	1,620,000	1,639,537
Boeing Capital,
Sr. Notes	7.38	9/27/10	1,170,000	1,257,073
Caterpillar Financial Services,
Notes	5.13	10/12/11	765,000	766,644
Chase Manhattan,
Sub. Notes	7.88	6/15/10	2,190,000 d	2,366,507
Citicorp,
Sub. Notes	7.25	9/1/08	3,290,000	3,370,506
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	1,255,000	1,275,395
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 b	711,081
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	850,000 a,b	892,248
Goldman Sachs Group,
Notes	4.50	6/15/10	575,000	566,355
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,870,000 a	1,879,382
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,100,000	1,202,172
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	870,000 b	943,522
Lehman Brothers Holdings E-Capital
Trust I, Gtd. Notes	6.14	8/19/65	180,000 a	182,231
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	575,000 a	593,200
New York Life Global Funding,
Notes	4.63	8/16/10	4,610,000 b	4,575,536
Nuveen Investments,

Sr. Unscd. Notes	5.00	9/15/10	925,000	917,757
Pricoa Global Funding I,
Notes	4.20	1/15/10	4,950,000 b	4,828,116
Residential Capital,
Gtd. Notes	6.13	11/21/08	310,000	309,904
Residential Capital,
Gtd. Notes	6.38	6/30/10	415,000	416,404
Residential Capital,
Gtd. Notes	6.50	4/17/13	275,000	275,190
Residential Capital,
Gtd. Notes	7.19	4/17/09	905,000 a,b	901,232
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	715,000 a,b	720,470
St. George Funding,
Bonds	8.49	12/29/49	425,000 a,b	444,147
				32,571,894
Diversified Metals & Mining--.1%
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	390,000	394,885
Electric Utilities--2.9%
Cleveland Electris Illumination,
Sr. Unscd. Notes	5.70	4/1/17	430,000	429,814
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	630,000	626,935
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	5 b	5
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,620,000	1,650,578
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	800,000	796,699
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	761,441
NiSource Finance,
Gtd. Notes	5.25	9/15/17	595,000	567,536
NiSource Finance,
Gtd. Notes	5.93	11/23/09	641,000 a	642,151
PacifiCorp,
First Mortgage Bonds,	6.90	11/15/11	2,265,000	2,424,239
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	465,000	468,787
				8,368,185
Environmental Control--.6%
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	290,000 d	286,375
Allied Waste North America,
Scd. Notes	6.38	4/15/11	230,000	231,725
Republic Services,
Sr. Notes	6.75	8/15/11	475,000	500,199
Waste Management,
Gtd. Notes	7.38	5/15/29	625,000	682,740
				1,701,039
Food & Beverages--1.6%
H.J. Heinz,
Notes	6.43	12/1/08	500,000 b	507,874
Safeway,
Sr. Unscd. Notes	4.80	7/16/07	1,555,000	1,551,669
Stater Brothers Holdings,
Sr. Notes	7.75	4/15/15	190,000 b,d	196,175
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	480,000	496,800
Tyson Foods,

Sr. Unscd. Notes		6.85	4/1/16	1,850,000 a	1,937,875
					4,690,393
Foreign/Governmental--5.7%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.17	6/16/08	1,390,000 a	1,381,313
Republic of Argentina,
Bonds		5.48	8/3/12	1,480,000 a	1,077,070
Republic of Argentina,
Bonds, Ser. VII		7.00	9/12/13	455,000	445,559
Republic of South Africa,
Notes		9.13	5/19/09	1,720,000	1,851,150
Sweden Government,
Bonds, Ser. 1043	SEK	5.00	1/28/09	72,300,000 c	10,984,192
United Mexican States,
Notes, Ser. A		6.75	9/27/34	751,000	839,243
					16,578,527
Health Care--1.4%
American Home Products,
Unscd. Notes		6.95	3/15/11	1,150,000 a	1,224,234
Coventry Health Care,
Sr. Unscd. Notes		5.88	1/15/12	760,000	775,015
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	410,000	409,302
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	350,000	379,238
Quest Diagnostics,
Gtd. Notes		5.13	11/1/10	780,000	775,317
WellPoint,
Unscd. Notes		5.00	1/15/11	525,000	521,680
					4,084,786
Lodging & Entertainment--.8%
Carnival,
Gtd. Notes		3.75	11/15/07	1,240,000	1,229,622
MGM Mirage,
Gtd. Notes		8.38	2/1/11	325,000	346,531
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes		6.13	2/15/13	775,000	763,375
					2,339,528
Machinery--.3%
Case New Holland,
Gtd. Notes		7.13	3/1/14	315,000	332,325
Terex,
Gtd. Notes		7.38	1/15/14	410,000	430,500
					762,825
Media--1.0%
AOL Time Warner,
Gtd. Notes		6.75	4/15/11	695,000	732,210
Comcast,
Gtd. Notes		5.50	3/15/11	1,240,000	1,257,081
News America,
Gtd. Debs.		7.63	11/30/28	730,000	825,785
					2,815,076
Oil & Gas--1.4%
Amerada Hess,
Unscd. Notes		6.65	8/15/11	985,000	1,039,303
Chesapeake Energy,
Gtd. Notes		7.50	6/15/14	150,000	157,875
Enterprise Products Operating,
Gtd. Notes, Ser. B		4.63	10/15/09	2,045,000	2,020,615
Pemex Project Funding Master

Trust, Gtd. Notes	5.75	12/15/15	755,000	767,646
				3,985,439
Packaging & Containers--.6%
Ball,
Gtd. Notes	6.88	12/15/12	205,000	210,637
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	690,000	721,050
Sealed Air,
Notes	5.63	7/15/13	910,000 b	915,091
				1,846,778
Paper & Forest Products--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	550,000 b	555,500
Temple-Inland,
Gtd. Notes	6.63	1/15/18	425,000	446,759
				1,002,259
Property & Casualty Insurance--2.3%
American International Group,
Sr. Notes	5.05	10/1/15	565,000	556,168
ING Groep,
Bonds	5.78	12/29/49	500,000 a	498,965
Leucadia National,
Sr. Notes	7.13	3/15/17	885,000 b	885,000
Lincoln National,
Jr. Sub. Cap. Secs.	7.00	5/17/66	1,495,000 a	1,581,529
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,200,000 d	1,171,987
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 b	1,035,425
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	430,000	432,340
Prudential Financial,
Notes	5.10	12/14/11	485,000	485,121
				6,646,535
Real Estate Investment Trusts--4.8%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	925,000	911,048
Arden Realty,
Notes	5.25	3/1/15	475,000	473,738
Duke Realty,
Sr. Notes	5.88	8/15/12	2,150,000	2,206,732
ERP Operating,
Notes	4.75	6/15/09	2,400,000	2,374,006
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	346,475
Federal Realty Investment Trust,
Notes	6.00	7/15/12	305,000	313,820
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	1,124,719
Host Hotels & Resorts,
Scd. Notes	6.88	11/1/14	135,000	138,881
HRPT Properties Trust,
Sr. Unscd. Notes	5.95	3/16/11	925,000 a	925,958
Istar Financial,
Sr. Unscd. Notes	5.69	3/9/10	1,000,000 a	1,001,320
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	310,000	309,002
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	550,000	545,585
Mack-Cali Realty,
Notes	5.25	1/15/12	300,000	297,928

Simon Property Group,
Unsub. Notes	5.00	3/1/12	2,275,000	2,258,019
Socgen Real Estate,
Bonds	7.64	12/29/49	700,000 a,b	706,728
				13,933,959
Residential Mortgage Pass-Through Ctfs.--5.5%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	7.02	4/25/36	197,732 a,b	198,659
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	427,941 a	427,837
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,050,000 a	2,021,793
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	214,063 a	213,532
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,457,608	2,481,880
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	1,809,428 a	1,835,055
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	527,456 a	528,820
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.17	9/25/36	1,479,920 a	1,498,138
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	370,000 a	374,266
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	750,000 a	755,994
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	750,000 a	734,682
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,575,000 a	1,551,911
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,294,000 a	3,251,905
				15,874,472
Retail--.6%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	260,000	265,155
Federated Retail Holding,
Gtd. Notes	5.90	12/1/16	280,000	281,917
May Department Stores,
Unscd. Notes	3.95	7/15/07	1,275,000	1,270,354
				1,817,426
State/Territory Gen Oblg--2.4%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	825,000	830,198
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	825,000	854,213
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	2,600,000 a	2,599,766
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,572,000	2,575,961
				6,860,138
Telecommunications--1.5%
AT & T,
Sr. Notes	5.45	5/15/08	700,000 a	700,688
AT & T,

Sr. Unscd. Notes		7.30	11/15/11	770,000 a	837,420
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	260,000	298,891
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	605,000	596,426
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	255,000 b,c	382,967
Qwest,
Notes		8.88	3/15/12	50,000 a	55,500
Sprint Capital,
Gtd. Notes		7.63	1/30/11	175,000	187,944
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	675,000	693,866
Windstream,
Gtd. Notes		8.13	8/1/13	630,000	686,700
					4,440,402
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	805,000	817,555
Transportation--1.3%
Norfolk Southern,
Sr. Notes		8.63	5/15/10	1,250,000	1,368,890
Union Pacific,
Notes		5.75	10/15/07	2,510,000	2,513,080
					3,881,970
U.S. Government Agencies/Mortgage-Backed--13.3%
Federal Home Loan Mortgage Corp:
3.50%, 9/1/10				325,543	314,289
4.00%, 3/1/10 - 4/1/10				9,280,059	9,076,625
6.50%, 6/1/32				5,627	5,805
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12				123,880 e	13,268
Federal National Mortgage Association:
4.00%, 2/1/10 - 5/1/10				2,738,409	2,667,594
4.50%, 11/1/14				1,579,851	1,551,335
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33				719,608	649,644
Government National Mortgage Association I:
8.00%, 9/15/08				27,435	27,449
Ser. 2003-96, Cl. B, 3.61%,
8/16/18				1,064,607	1,049,498
Ser. 2005-90, Cl. A, 3.76%,
9/16/28				2,128,733	2,068,063
Ser. 2006-67, Cl. A, 3.95%,
10/6/11				1,588,965	1,546,780
Ser. 2005-34, Cl. A, 3.96%,
9/16/21				1,708,651	1,679,088
Ser. 2005-79, Cl. A, 4.00%,
10/16/33				2,098,854	2,052,962
Ser. 2005-50, Cl. A, 4.02%,
10/16/26				1,118,499	1,095,845
Ser. 2005-29, Cl. A, 4.02%,
7/16/27				1,283,234	1,252,770
Ser. 2005-42, Cl. A, 4.05%,
7/16/20				4,394,832	4,317,088
Ser. 2006-6, Cl. A, 4.05%,
10/16/23				460,405	451,871
Ser. 2006-3, Cl. A, 4.21%,
1/16/28				1,937,198	1,899,192

Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,925,477	1,888,152
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	827,752	814,003
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	754,951	744,087
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,525,000	1,502,079
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,054,488	1,039,050
Government National Mortgage Association II:
5.38%, 4/20/30	260,102 a	263,330
7.00%, 12/20/30 - 4/20/31	29,247	30,596
7.50%, 11/20/29 - 12/20/30	31,974	33,388
		38,033,851
U.S. Government Securities--9.7%
U.S. Treasury Notes:
4.50%, 4/30/09	2,060,000 f	2,056,782
4.63%, 11/15/09	1,080,000 d	1,082,068
4.63%, 12/31/11	2,425,000 d	2,436,084
4.63%, 11/15/16	1,155,000 d	1,154,639
4.63%, 2/15/17	21,370,000 f	21,366,666
		28,096,239
Total Bonds and Notes
(cost $300,160,448)		299,331,349
	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)

Commerical Paper--.9%
Cox Enterprises,
5.60%, 8/15/07	2,425,000 a,b	2,425,000
U.S. Treasury Bills--.1%
4.97%, 6/7/07	425,000 g	422,947
Total Short-Term Investments
(cost $2,847,827)		2,847,947

Other Investment--2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,877,000)	6,877,000 [h]	6,877,000
Investment of Cash Collateral for
Securities Loaned--2.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $8,031,795)	8,031,795 [h]	8,031,795

Total Investments (cost $317,917,070)	109.8%	317,088,091
Liabilities, Less Cash and Receivables	(9.8%)	(28,183,760)
Net Assets	100.0%	288,904,331

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $39,186,683 or 13.6% of net assets.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
JPY--Japanese Yen
SEK--Swedish Krona
d	All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund's securities on loan is $7,788,314 and the total market value of the collateral held by the fund is $8,031,795.

e	Notional face amount shown.
f	Purchased on a delayed delivery basis.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
April 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2007 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	560	114,642,506	June 2007	(35,776)
U.S. Treasury 5 Year Notes	266	28,150,282	June 2007	44,681
Financial Futures Short
U.S. Treasury 10 Year Notes	631	(68,355,050)	June 2007	138,083
U.S. Treasury 30 Year Notes	149	(16,650,750)	June 2007	178,102
				325,090

STATEMENT OF INVESTMENTS
Dreyfus Premier Yield Advantage Fund
April 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--7.0%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	1,040,000	1,038,141
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2	4.07	2/15/12	800,000	789,588
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A3	3.59	10/19/09	1,073,648	1,067,448
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	1,500,000	1,488,926
				4,384,103
Asset-Backed Ctfs./Credit Cards--8.4%
Advanta Business Card Master
Trust, Ser. 2005-C1, Cl. C1	5.83	8/22/11	1,500,000 a	1,507,057
American Express Issuance Trust,
Ser. 2005-1, Cl. C	5.65	8/15/11	1,250,000 a	1,256,224
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1	5.69	11/15/12	1,250,000 a	1,254,800
Gracechurch Card Funding,
Ser. 9, Cl. C	5.63	9/15/10	1,250,000 a	1,251,172
				5,269,253
Asset-Backed Ctfs./Home Equity Loans--25.1%
Accredited Mortgage Loan Trust,
Ser. 2005-4, Cl. M7	6.62	12/25/35	500,000 a	491,730
Asset-Backed Securities Home
Equity, Ser. 2004-HE3, Cl. M2	6.44	6/25/34	1,750,000 a	1,759,023
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	1,476,561 a	1,470,666
Bayview Financial Acquisition
Trust, Ser. 2007-A, Cl. 1A1	6.13	5/28/37	750,000 a	750,937
Broadwick Funding,
Ser. 2006-1A, Cl. B	5.89	7/13/41	868,133 a,b	820,385
Carrington Mortgage Loan Trust,
Ser. 2006-OPT1, Cl. M7	6.37	2/25/36	947,000 a	874,079
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.24	2/25/32	275,802 a	273,316
Centex Home Equity,
Ser. 2005-D, Cl. M4	5.93	10/25/35	1,000,000 a	994,169
Fremont Home Loan Trust,
Ser. 2006-1, Cl. M1	5.64	4/25/36	1,000,000 a	997,818
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	6.52	4/25/36	450,000 a	394,161
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	6.22	3/25/36	500,000 a	465,358
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	5.95	11/25/35	500,000 a	488,107
Option One Mortgage Loan Trust,
Ser. 2003-5, Cl. M1	5.97	8/25/33	993,811 a	997,221
Popular ABS Mortgage Pass-Through
Trust, Ser. 2004-4, Cl. AF4	4.63	9/25/34	1,000,000 a	977,681
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. M7	6.44	10/25/35	500,000 a	463,348
Residential Asset Mortgage
Products, Ser. 2005-EFC6,
Cl. M7	6.72	11/25/35	500,000 a	453,781

Residential Asset Securities,
Ser. 2005-KS4, Cl. M2	5.90	5/25/35	1,500,000 a	1,489,080
Residential Asset Securities,
Ser. 2006-EMX3, Cl. M7	6.37	4/25/36	500,000 a	464,344
Residential Asset Securities,
Ser. 2005-EMX4, Cl. M7	6.57	11/25/35	655,000 a	552,740
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI3	5.55	3/25/36	600,000 a	600,036
				15,777,980
Asset-Backed Ctfs./Manufactured Housing--.9%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	531,466	549,108
Automobile Manufacturers--1.6%
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.77	3/13/09	1,000,000 a	1,003,566
Banks--3.2%
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	721,000	724,192
ICICI Bank,
Bonds	5.90	1/12/10	300,000 a,b	301,378
Landsbanki Islands,
Sr. Notes	6.06	8/25/09	1,000,000 a,b	1,011,462
				2,037,032
Building Materials-Cement--1.2%
Martin Marietta Material,
Sr. Unsub. Notes	5.51	4/30/10	750,000 a	750,409
Diversified Financial Services--8.5%
Capital One Bank,
Notes	4.88	5/15/08	400,000	398,382
International Lease Finance,
Notes, Ser. P	5.76	1/15/10	2,000,000 a	2,014,330
Kaupthing Bank,
Sr. Notes	6.06	1/15/10	1,000,000 a,b	1,009,185
Lehman Brothers Holdings,
Sr. Notes	5.59	1/12/12	700,000 a	700,386
Textron Financial,
Sr. Unscd. Notes	4.13	3/3/08	1,255,000 c	1,243,261
				5,365,544
Electric Utilities--1.8%
Appalachian Power,
Notes	5.68	6/29/07	1,125,000 a	1,125,493
Foreign/Governmental--4.8%
United Mexican States,
Notes	6.06	1/13/09	3,000,000 a	3,030,750
Real Estate Investment Trusts--3.1%
Duke Realty,
Notes	6.75	5/30/08	450,000	454,877
HRPT Properties Trust,
Sr. Unscd. Notes	5.95	3/16/11	1,000,000 a	1,001,036
Istar Financial,
Sr. Unscd. Notes	5.69	3/9/10	500,000 a	500,660
				1,956,573
Residential Mortgage Pass-Through Ctfs.--17.9%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	5.49	5/25/36	445,248 a	445,623
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	5.56	7/25/35	555,780 a	557,265
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	5.57	10/25/35	385,500 a	386,772
Adjustable Rate Mortgage Trust,

Ser. 2005-9, Cl. 5A1	5.59	11/25/35	683,220 a	684,871
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	5.61	3/25/36	608,261 a	609,431
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	510,052 a,b	509,635
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	5.60	1/25/35	410,493 a	411,507
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	5.50	1/25/36	2,032,252 a	2,031,242
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	5.50	5/25/36	847,721 a	846,034
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	1,196,299	1,193,047
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	5.72	9/25/34	604,951 a	607,368
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	735,079	742,054
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	670,664	657,633
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	5.80	5/25/35	352,130 a	352,401
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	725,857 a	727,734
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	497,407 a	495,249
				11,257,866
Telecommunications--.8%
Telecom Italia Capital,
Gtd. Notes	5.97	7/18/11	500,000 a	504,346
U.S. Government Agencies/Mortgage-Backed--12.4%
Federal Home Loan Mortgage Corp
Multiclass Mortgage
Participation Ctfs.,
Ser. 2890, Cl. PA, 5.00%,
9/15/24			1,745,924	1,739,838
Multiclass Mortgage
Participation Ctfs.,
Ser. 2503, Cl. VD, 6.00%,
2/15/21			2,464,667	2,476,423
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,439,215	1,299,287
Gtd. Pass-Through Ctfs.,
Ser. 2005-13, Cl. PA,
5.00%, 3/25/27			1,233,728	1,227,920
Government National Mortgage Association I
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			1,059,868	1,038,401
				7,781,869
U.S. Government Securities--.6%
U.S. Treasury Inflation Protected
Securities, 3.63%, 1/15/08			377,820 c,d,e	382,760
Total Bonds and Notes
(cost $61,997,141)				61,176,652
			Principal
Short-Term Investments--.6%			Amount ($)	Value ($)

Commerical Paper
Cox Enterprises,

5.60%, 8/15/07
(cost $350,000)	350,000 [a,b]	350,000

Other Investment--2.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,397,000)	1,397,000 [f]	1,397,000

Investment of Cash Collateral for
Securities Loaned--2.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,252,388)	1,252,388 [f]	1,252,388

Total Investments (cost $64,996,529)	102.1%	64,176,040
Liabilities, Less Cash and Receivables	(2.1%)	(1,302,198)
Net Assets	100.0%	62,873,842

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $4,002,045 or 6.4% of net assets.
c	All or a portion of these securities are on loan. At April 30, 2007, the total market value of the fund's securities on loan is $1,216,699 and the total market value of the collateral held by the fund is $1,252,388.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
April 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2007 ($)

Financial Futures Long
90 Day Euro Dollar	18	4,283,325	March 2008	2,662.00
90 Day Euro Dollar	18	4,260,375	June 2007	212.00
90 Day Euro Dollar	18	4,266,000	September 2007	925.00
90 Day Euro Dollar	18	4,274,550	December 2007	1,387.00
U.S. Treasury 2 Year Notes	65	13,306,719	June 2007	19,115.00
Financial Futures Short
U.S. Treasury 5 Year Notes	65	(6,878,828)	June 2007	(24,049.00)
				252

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)